Consolidated Statements of Shareholders' (Deficit) Equity (CNY) In Thousands, unless otherwise specified	Total	Ordinary Shares	Treasury stock	Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Non-controlling Interests
Balance at Dec. 31, 2008	(252,353)	2,152		13,508		(268,013)
Balance (in shares) at Dec. 31, 2008		260,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	134,795					135,041	(246)
Share-based compensation	1,858			1,858
Establishment of subsidiaries	302						302
Accretion of convertible redeemable preferred shares	(16,426)			(15,366)		(1,060)
Appropriation to statutory reserves					1,173	(1,173)
Balance at Dec. 31, 2009	(131,824)	2,152			1,173	(135,205)	56
Balance (in shares) at Dec. 31, 2009		260,000
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon initial public offering	537,168	1,279		535,889
Issuance of ordinary shares upon initial public offering (in shares)		187,312
Net income (loss)	(163,700)					(162,238)	(1,462)
Issuance of ordinary shares upon exercise of share options	2,664	21		2,643
Issuance of ordinary shares upon exercise of share options (in shares)		3,142
Share-based compensation	16,860			16,860
Establishment of subsidiaries	35						35
Accretion of convertible redeemable preferred shares	(1,213)			(1,213)
Conversion of convertible redeemable preferred shares	519,531	1,631		517,900
Conversion of convertible redeemable preferred shares (in shares)		238,842
Appropriation to statutory reserves					4,422	(4,422)
Share repurchases	(25,824)		(25,824)
Share repurchases (in shares)			(14,477)
Balance at Dec. 31, 2010	753,697	5,083	(25,824)	1,072,079	5,595	(301,865)	(1,371)
Balance (in shares) at Dec. 31, 2010		689,296	(14,477)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(339,406)					(336,515)	(2,891)
Issuance of ordinary shares upon exercise of share options	583	5		578
Issuance of ordinary shares upon exercise of share options (in shares)		855
Share-based compensation	3,234			3,234
Establishment of subsidiaries	13,386						13,386
Share repurchases	(16,324)		(16,324)
Share repurchases (in shares)			(8,002)
Cancellation of Treasury stock		(149)	42,148	(41,999)
Cancellation of Treasury stock (in shares)		(22,479)	22,479
Balance at Dec. 31, 2011	415,170	4,939		1,033,892	5,595	(638,380)	9,124
Balance (in shares) at Dec. 31, 2011		667,672